Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 48,029,915	$ 14,939,980	$ 5,959,222	$ 68,929,117
Las Encinas S.A de C.V [Member] | Aquila, Internal Revenue Service (Secretaría de Hacienda) [Member]
Total	4,324,068
Las Encinas S.A de C.V [Member] | Aquila, Ministry of Economy (Secretaría de Economía) [Member]
Total	3,774,688		20,650
Las Encinas S.A de C.V [Member] | Palomas, Internal Revenue Service (Secretaría de Hacienda) [Member]
Total	1,881,978
Las Encinas S.A de C.V [Member] | Palomas, Ministry of Economy (Secretaría de Economía) [Member]
Total	1,642,869		67,450
Las Encinas S.A de C.V [Member] | Other concessions without extraction at the moment, Ministry of Economy (Secretaría de Economía) [Member]
Total			5,407,303
Consorcio Minero Benito Juarez Peña Colorada S.A. de C.V. [Member] | Other concessions without extraction at the moment, Ministry of Economy (Secretaría de Economía) [Member]
Total			447,948
Consorcio Minero Benito Juarez Peña Colorada S.A. de C.V. [Member] | Peña Colorada, Internal Revenue Service (Secretaría de Hacienda) [Member]
Total	10,036,942
Consorcio Minero Benito Juarez Peña Colorada S.A. de C.V. [Member] | Peña Colorada, Ministry of Economy (Secretaría de Economía) [Member]
Total	5,998,343		$ 15,871
Mineração Usiminas [Member] | Mina Central, Internal Revenue Service (Receita Federal do Brasil) [Member]
Total	12,817,073
Mineração Usiminas [Member] | Mina Central, National Mining Agency (Agência Nacional de Mineração) [Member]
Total		11,128,823
Mineração Usiminas [Member] | Mina Central, State Finance Secretary (Secretaria de Estado de Fazenda de Minas Gerais) [Member]
Total	2,357,348
Mineração Usiminas [Member] | Mina Oeste, Internal Revenue Service (Receita Federal do Brasil) [Member]
Total	4,389,313
Mineração Usiminas [Member] | Mina Oeste, National Mining Agency (Agência Nacional de Mineração) [Member]
Total		$ 3,811,157
Mineração Usiminas [Member] | Mina Oeste, State Finance Secretary (Secretaria de Estado de Fazenda de Minas Gerais) [Member]
Total	$ 807,293